Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2010
Regulatory Requirements
Schedule of Capital Ratios of Kookmin Bank Calculated in Accordance with FSS Guidelines

	2009	2010
	(In millions of Korean won, except capital ratios)
Tier 1 capital	16,734,532	16,865,112
Tier 2 capital	4,973,120	3,935,533

Total risk-adjusted capital	21,707,652	20,800,645

Risk-Weighted Assets
Risk-weighted assets for credit risk(1)	139,926,727	140,742,572
Risk-weighted assets for market risk(2)	2,071,648	1,807,537
Risk-weighted assets for operating risk(3)	12,595,000	12,255,401

Total risk-weighted assets	154,593,375	154,805,510

Capital Adequacy Ratios (%)
Tier 1 capital ratio (%)	10.82	10.89
Tier 2 capital ratio (%)	3.22	2.55

Capital adequacy ratio (%)	14.04	13.44

(1)	Calculated by Foundation Internal Ratings-Based Approach
(2)	Calculated by Internal Models Method
(3)	Calculated by Advanced Measurement Approach

Consolidated Capital Adequacy Ratio of the Company

	2009	2010
	(In millions of Korean won, except ratios)
Risk-weighted assets	182,664,075	183,077,983
Equity capital	24,360,262	23,948,343
Consolidated capital adequacy ratio	13.34%	13.08%